Significant related party transactions (Tables)	6 Months Ended
Jun. 30, 2026
Significant related party transactions [Abstract]
Transactions Between Group and Related Parties on Commercial Terms Agreed by Parties

	For the 3 months ended 30 June 2026 USD’000	For the 3 months ended 30 June 2025 USD’000	For the 6 months ended 30 June 2026 USD’000	For the 6 months ended 30 June 2025 USD’000
Purchase of services
Support service fees paid/payable to related corporations	1,878	1,873	3,856	3,744
Rental paid/payable to a related corporation	246	231	494	454

Rendering of services
Management fees received/receivable from related corporations	15	–	78	–

Other transactions with related corporations
Services paid on behalf of/settled on behalf by related corporations	17,240	18,594	35,115	37,582

Purchase and rendering of services to joint venture
Support service fees paid/payable to joint venture	1,170	–	1,170	–
Management fees received/receivable from joint venture	1,430	810	2,873	1,621
Management fees paid/payable to joint venture	1,001	203	1,529	203

Other transactions with joint venture
Interest income received/receivable from joint venture	643	882	1,258	1,720
Services paid on behalf of/settled on behalf by joint venture	(4,147)	(1,928)	(8,968)	(3,814)

Pool arrangements
Revenue distributable/distributed to joint venture	22,017	15,063	43,705	29,175